Money Market Funds

Prospectus

UBS Cash Reserves Fund

Prospectus

August 28, 2011

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the UBS Financial Services Inc. ACCESSSM program, but only if UBS Global Asset Management (Americas) Inc. or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Cash Reserves Fund

Contents

The fund

What every investor should know about the fund

Fund summary	1

More information about the fund	5

Your investment

Information for managing your fund account

Managing your fund account	7

—Buying shares —Selling shares —Additional information about your account —Market timing —Pricing and valuation

Additional information

Additional important information about the fund

Management	10

Dividends and taxes	11

Disclosure of portfolio holdings	12

Financial highlights	13

Where to learn more about the fund	Back cover

The fund is not a complete or balanced investment program.

UBS Global Asset Management

UBS Cash Reserves Fund

Fund summary

Investment objective

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.33%
Distribution and/or service (12b-1) fees	None
Other expenses	0.28%
Total annual fund operating expenses	0.61%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Cash Reserves Fund	$62	$195	$340	$762

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Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

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Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2001: 1.35%
Worst quarter during years shown: 3rd quarter, 2009, 1st, 2nd & 3rd quarters, 2010: 0.00% (Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.02%
Five years	2.40%
Ten years	2.19%

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Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

Fund shares are currently available primarily to eligible benefit plans participating in the UBS Financial Services ACCESSSM program if UBS Global AM or an affiliate does not serve as investment manager to the eligible benefit plan, and may be made available to other programs and plans. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances held in your account. Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account. Shares can be purchased and redeemed on any business day on which the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

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UBS Cash Reserves Fund

More information about the fund

Additional information about the investment objective

The fund's investment objective may not be changed without shareholder approval.

Additional information about investment strategies

Like all money market funds, the fund is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Additional information about principal risks

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund's ability to maintain a $1.00 share price.

Foreign investing risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's

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yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

Liquidity risk. The fund's investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk. There is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results. The investment advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to the fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional risks

Regulatory risk. The US Securities and Exchange Commission ("SEC") continues to review the regulation of money market funds and may propose further changes to the rules that govern the fund's operations. Legislative developments may also affect the fund. These changes and developments may affect the investment strategies, performance, yield and operating expenses of the fund.

Securities lending risk. Securities lending involves the lending of portfolio securities owned by the fund to qualified broker-dealers and financial institutions. When lending portfolio securities, the fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, the fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund's lending agent.

Structured security risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Other defensive positioning. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of appropriate money market securities in which to invest, the fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, the fund may not be able to fully pursue its investment objective. Such positions may also subject the fund to additional risks, such as increased exposure to cash held at a custodian bank.

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Managing your fund account

Buying shares

The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at UBS Financial Services Inc. or UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"). The types of eligible benefit plans that are permitted to buy fund shares are described below. You can open an eligible benefit plan sweep account by contacting your Financial Advisor.

Fund shares are currently available primarily to eligible benefit plans participating in the UBS Financial Services ACCESSSM program if UBS Global AM or an affiliate does not serve as investment manager to the eligible benefit plan (i.e., UBS Financial Services Inc., UBS Global AM or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs.

Buying shares automatically

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither UBS Global AM (US) nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

The fund, UBS Global AM and UBS Global AM (US) have the right to reject any purchase order and to suspend the offering of fund shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to its principal underwriter, UBS Global AM (US), and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM (US) nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

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Benefit plans eligible to buy fund shares

Eligible benefit plans that may buy fund shares include:

•  individual retirement accounts (e.g., traditional, rollover and "SIMPLE" IRAs);

•  simplified employee pension plans;

•  cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

•  profit sharing plans;

•  money purchase plans;

•  defined benefit plans;

•  target benefit plans;

•  church plans;

•  government plans; and

•  self-employed plans (i.e., "Keoghs").

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

Selling shares

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

Additional information about your account

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be

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UBS Cash Reserves Fund

redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

The fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

Market timing

Frequent purchases and redemptions of fund shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could impact the fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the fund's board of trustees ("board") has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds' prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund typically calculates its net asset value per share once each business day as of 12:00 noon, Eastern time. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

The fund's board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to the fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not

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limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value the fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time the fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

Management

Investment advisor

UBS Global AM is the fund's investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2011, UBS Global AM had approximately $151.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $637.9 billion in assets under management worldwide as of June 30, 2011. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory fees

The fund has agreed to pay advisory and administration fees to UBS Global AM at an annual contract rate of 0.33% of the fund's average daily net assets; however, fee waivers/expense reimbursements effectively resulted in the waiver of all of the advisory fees for the fiscal year ended April 30, 2011.

UBS Global AM may voluntarily waive fees and/or reimburse fund expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive a portion of its fees and/or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

A discussion regarding the basis for the board's approval of the fund's Investment Advisory and Administration Contract with UBS Global AM is available in the fund's semiannual report to shareholders for the fiscal period ended October 31, 2010.

Other information

To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

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Dividends and taxes

Dividends

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

Taxes

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

•  reaches age 59 1/2;

•  becomes permanently disabled; or

•  for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax advisor concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% (currently scheduled to increase to 31% after 2012) federal tax on all dividends payable to you

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•  if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•  if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund's SAI.

Disclosure of portfolio holdings

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. The fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. The semiannual and annual reports for the fund will be posted on the fund's Web site at http://www.ubs.com/usmoneymarketfundsholdings.

The fund will disclose on UBS Global AM's Web site, within five business days after the end of each month: (i) a complete schedule of portfolio holdings and information regarding the weighted average maturity of the fund, and (ii) an update for the fund showing additional portfolio characteristics such as exposure to European banks and their affiliates broken down by country and weighted average life or weighted average maturity information by such country holdings. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, the fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The fund's Forms N-MFP will be available on the SEC's Web site, on a delayed basis; UBS Global AM's Web site will also contain a link to these filings which will become publicly available two months after filing with the SEC.

Please consult the fund's SAI for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.

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Financial highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

	Years ended April 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.015	0.042	0.048
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.015)	(0.042)	(0.048)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.015)	(0.042)	(0.048)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.02%	1.49%	4.29%	4.91%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator and affiliate	0.61%	0.62%	0.58%	0.54%	0.55%
Expenses after fee waivers and/or expense reimbursements by advisor/administrator and affiliate	0.27%	0.31%	0.53%	0.48%[3]	0.49%
Net investment income	0.01%	0.02%	1.52%	4.23%	4.81%
Supplemental data:
Net assets, end of year (000's)	$342,726	$327,239	$372,754	$449,136	$458,710

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

3  In addition to the waiver of advisory and administration fees and/or reimbursements of expenses by UBS Global Asset Management (Americas) Inc., the fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

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If you want more information about the fund, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the fund's investments is available in its annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. The fund's annual and semiannual reports and its SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the fund and make shareholder inquiries via the telephone number above.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and information about the fund:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520; or

•  Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS Money Series—UBS Cash Reserves Fund
Investment Company Act File No. 811-08767

©2011 UBS Global Asset Management (US) Inc.
All rights reserved.
I-449

UBS Cash Reserves Fund

Prospectus

August 28, 2011

Money Market Funds

Prospectus

UBS Liquid Assets Fund

Prospectus

August 28, 2011

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain UBS Financial Services Inc. investment programs and that have arrangements with UBS Global Asset Management (Americas) Inc. or an affiliate to serve as investment manager for the client or investment program. In addition, the fund is available to Wilmington Trust Fiduciary Services (formerly UBS Fiduciary Trust Company) Collective Investment Trust Portfolios for Employee Benefit Plans.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Liquid Assets Fund

Contents

The fund

What every investor should know about the fund

Fund summary	1

More information about the fund	6

Your investment

Information for managing your fund account

Managing your fund account	8

—Buying shares —Selling shares —Additional information about your account —Market timing —Pricing and valuation

Additional information

Additional important information about the fund

Management	12

Dividends and taxes	13

Disclosure of portfolio holdings	14

Financial highlights	15

Where to learn more about the fund	Back cover

The fund is not a complete or balanced investment program.

UBS Global Asset Management

UBS Liquid Assets Fund

Fund summary

Investment objective

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees*	0.03%
Distribution and/or service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses*	0.09%

*  Under its agreement with UBS Global AM, the fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts.

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1

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Liquid Assets Fund	$9	$29	$51	$115

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

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2

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

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Performance
Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2011: 0.09%
Best quarter during years shown: 1st quarter, 2001: 1.42%
Worst quarter during years shown: 1st quarter, 2010: 0.04%

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.21%
Five years	2.71%
Ten years	2.49%

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Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts and collective investment trusts. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances held in your account. Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account. Shares may be purchased and redeemed on any business day on which the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

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UBS Liquid Assets Fund

More information about the fund

Additional information about the investment objective

The fund's investment objective may not be changed without shareholder approval.

Additional information about investment strategies

Like all money market funds, the fund is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Additional information about principal risks

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund's ability to maintain a $1.00 share price.

Foreign investing risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of

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UBS Liquid Assets Fund

the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

Liquidity risk. The fund's investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk. There is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results. The investment advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to the fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional risks

Regulatory risk. The US Securities and Exchange Commission ("SEC") continues to review the regulation of money market funds and may propose further changes to the rules that govern the fund's operations. Legislative developments may also affect the fund. These changes and developments may affect the investment strategies, performance, yield and operating expenses of the fund.

Securities lending risk. Securities lending involves the lending of portfolio securities owned by the fund to qualified broker-dealers and financial institutions. When lending portfolio securities, the fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, the fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund's lending agent.

Structured security risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Other defensive positioning. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of appropriate money market securities in which to invest, the fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, the fund may not be able to fully pursue its investment objective. Such positions may also subject the fund to additional risks, such as increased exposure to cash held at a custodian bank.

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UBS Liquid Assets Fund

Managing your fund account

Buying shares

The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at UBS Financial Services Inc. or certain other financial services firms. The types of eligible benefit plans that are permitted to buy fund shares are described below. The list below is not exhaustive, and the fund reserves the right to offer its shares to other similar types of eligible benefit plans. You can open an eligible benefit plan sweep account by contacting your Financial Advisor.

Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS Financial Services Inc. or an affiliate and managed by UBS Global AM or an affiliate. The eligible investment programs include, but are not limited to:

•  UBS Financial Services Inc. ACCESSSM;

•  UBS Financial Services Inc. Managed Accounts Consulting (MAC) Wrap;

•  UBS Financial Services Inc. Portfolio Management Program (PMP);

•  UBS Financial Services Inc. SELECTIONSSM; and

•  Private Wealth SolutionsSM.

The fund may be made available to other programs. (ACCESS and SELECTIONS are servicemarks of UBS Financial Services Inc. Private Wealth Solutions is a servicemark of UBS Global AM.)

The fund is designed primarily for eligible benefit plans that participate in these programs and other similar programs where UBS Global AM or an affiliate serves as investment manager (i.e., UBS Financial Services Inc., UBS Global AM or an affiliate exercises investment discretion with respect to account assets), and UBS Global AM is subject to certain legal limits on the amount of its management fees from the fund. In addition to the programs named above, fund shares are available for purchase by Wilmington Trust Fiduciary Services (formerly UBS Fiduciary Trust Company) Collective Investment Trust Portfolios for Employee Benefit Plans.

Buying shares automatically

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a

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UBS Liquid Assets Fund

commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

The fund, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of the fund's shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to its principal underwriter, UBS Global AM (US), and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM (US) nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

Benefit plans eligible to buy fund shares

Eligible benefit plans that may buy fund shares include:

•  individual retirement accounts (e.g., traditional, rollover and "SIMPLE" IRAs);

•  simplified employee pension plans;

•  cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

•  profit sharing plans;

•  money purchase plans;

•  defined benefit plans;

•  target benefit plans;

•  church plans;

•  government plans; and

•  self-employed plans (i.e., "Keoghs").

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations. In addition to the programs named above, fund shares are available for purchase by Wilmington Trust Fiduciary Services (formerly UBS Fiduciary Trust Company) Collective Investment Trust Portfolios for Employee Benefit Plans.

Selling shares

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

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UBS Liquid Assets Fund

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

Additional information about your account

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

The fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

Market timing

Frequent purchases and redemptions of fund shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could impact the fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the fund's board of trustees ("board") has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

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UBS Liquid Assets Fund

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds' prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund typically calculates its net asset value per share once each business day as of 12:00 noon, Eastern time. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

The fund's board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to the fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value the fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time the fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

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UBS Liquid Assets Fund

Management

Investment advisor

UBS Global AM is the fund's investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2011, UBS Global AM had approximately $151.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $637.9 billion in assets under management worldwide as of June 30, 2011. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland, with operations in many areas of the financial services group of industries.

Advisory fees

The fund has agreed to pay advisory and administration fees to UBS Global AM that are limited to reimbursements for direct costs, excluding any profit or overhead. For the fiscal year ended April 30, 2011, UBS Global AM voluntarily waived its entire advisory and administrative fee. Had UBS Global AM not done so, the fund would have paid UBS Global AM advisory and administrative fees at an estimated effective annual rate of 0.03% of its average daily net assets. UBS Global AM is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.

Under the agreement with the fund, UBS Global AM manages the investment operations of the fund and also administers the fund's business affairs. UBS Global AM is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. UBS Global AM's costs include the following: (i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business; (ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semiannual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses UBS Global AM incurs in managing the portfolio of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the fund. The fund will incur other expenses in its operations.

A discussion regarding the basis for the board's approval of the fund's Investment Advisory and Administration Contract with UBS Global AM is available in the fund's semiannual report to shareholders for the fiscal period ended October 31, 2010.

Other information

To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

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UBS Liquid Assets Fund

Dividends and taxes

Dividends

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

Taxes

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

•  reaches age 59 1/2;

•  becomes permanently disabled; or

•  for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

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UBS Liquid Assets Fund

The fund may be required to withhold a 28% (currently scheduled to increase to 31% after 2012) federal tax on all dividends payable to you

•  if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•  if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund's SAI.

Disclosure of portfolio holdings

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. The fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. The semiannual and annual reports for the fund will be posted on the fund's Web site at http://www.ubs.com/usmoneymarketfundsholdings.

The fund will disclose on UBS Global AM's Web site, within five business days after the end of each month: (i) a complete schedule of portfolio holdings and information regarding the weighted average maturity of the fund, and (ii) an update for the fund showing additional portfolio characteristics such as exposure to European banks and their affiliates broken down by country and related weighted average life or weighted average maturity information by such country holdings. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, the fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The fund's Forms N-MFP will be available on the SEC's Web site, on a delayed basis; UBS Global AM's Web site will also contain a link to these filings which will become publicly available two months after filing with the SEC.

Please consult the fund's SAI for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.

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14

UBS Liquid Assets Fund

Financial highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

	Years ended April 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.002	0.019	0.045	0.052
Dividends from net investment income	(0.002)	(0.002)	(0.019)	(0.045)	(0.052)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.002)	(0.002)	(0.019)	(0.045)	(0.052)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.22%	0.23%	1.89%	4.59%	5.28%
Ratios to average net assets:
Expenses before fee waivers by advisor and administrator	0.09%	0.10%	0.10%	0.16%	0.21%
Expenses after fee waivers by advisor and administrator	0.06%	0.07%	0.07%	0.09%	0.14%
Net investment income	0.22%	0.24%	1.79%	4.20%	5.16%
Supplemental data:
Net assets, end of year (000's)	$2,209,416	$2,205,678	$2,888,925	$2,093,725	$658,031

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

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15

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UBS Global Asset Management
16

If you want more information about the fund, the following documents are available free upon request:

Annual/semiannual reports

Additional information about the fund's investments is available in its annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The fund's SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. The fund's annual and semiannual reports and its SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the fund and make shareholder inquiries via the telephone number above.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the fund:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520; or

•  Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS Money Series
—UBS Liquid Assets Fund
Investment Company Act File No. 811-08767

©2011 UBS Global Asset Management (US) Inc.
All rights reserved.
I450

UBS Liquid Assets
Fund

Prospectus

August 28, 2011

Money Market Funds

Prospectus

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Select Tax-Free Institutional Fund

Prospectus

August 28, 2011

Ticker symbols:

UBS Select Prime Institutional Fund  SELXX

UBS Select Treasury Institutional Fund  SETXX

UBS Select Tax-Free Institutional Fund  STFXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Money Series

Contents

The funds

What every investor should know about the funds

Fund summaries

UBS Select Prime Institutional Fund	1

UBS Select Treasury Institutional Fund	6

UBS Select Tax-Free Institutional Fund	11

More information about the funds	16

Your investment

Information for managing your fund account

Managing your fund account	21

—Buying shares —Selling shares —Exchanging shares —Transfer of account limitations —Additional information about your account —Market timing —Pricing and valuation

Additional information

Additional important information about the funds

Management	32

Dividends and taxes	34

Disclosure of portfolio holdings	36

Financial highlights	37

Appendix A: Additional information regarding

purchases and redemptions	A-1

Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Institutional Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses**	None
Total annual fund operating expenses	0.18

*  The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.

**  "Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

UBS Global Asset Management
1

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Select Prime Institutional Fund	$18	$58	$101	$230

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•  short-term obligations of the US government and its agencies and instrumentalities;

•  repurchase agreements;

•  obligations of issuers in the financial services group of industries; and

•  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management
2

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

UBS Global Asset Management
3

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

Performance shown in the bar chart and table for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2011: 0.07%
Best quarter during years shown: 1st quarter, 2001: 1.43%
Worst quarter during years shown: 4th quarter, 2009 & 1st quarter, 2010: 0.03%

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.15%
Five years	2.71%
Ten years	2.49%

UBS Global Asset Management
4

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund.This includes the ability to buy fund shares through a UBS Financial Services Inc. Financial Advisor using that firm's automated order entry system. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary, including through UBS Financial Services Inc.'s automated order entry system). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
5

UBS Select Treasury Institutional Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses**	None
Total annual fund operating expenses	0.18

*  The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

**  "Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

UBS Global Asset Management
6

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Select Treasury Institutional Fund	$18	$58	$101	$230

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management
7

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

Performance shown in the bar chart and table for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS Global Asset Management
8

Total return (2005 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.01%
Best quarter during years shown: 4th quarter, 2006: 1.29%
Worst quarter during years shown: 1st quarter, 2010: 0.00% (actual total return was 0.0027%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.02%
Five years	2.24%
Life of fund (inception date 3/23/04)	2.23%

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. This includes the ability to buy fund shares through a UBS Financial Services Inc. Financial Advisor using that firm's automated order entry system. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary, including through UBS Financial Services Inc.'s automated order entry system). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

UBS Global Asset Management
9

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
10

UBS Select Select Tax-Free Institutional Fund

Fund summary

Investment objective

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses**	None
Total annual fund operating expenses	0.18

*  The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.

**  "Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

UBS Global Asset Management
11

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Select Tax-Free Institutional Fund	$18	$58	$101	$230

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither

UBS Global Asset Management
12

insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS Global Asset Management
13

Total return (2008 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.04%
Best quarter during years shown: 1st quarter, 2008: 0.60%
Worst quarter during years shown: 1st quarter, 2010: 0.02%

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.10%
Life of fund (inception date 8/28/07)	1.03%

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. This includes the ability to buy fund shares through a UBS Financial Services Inc. Financial Advisor using that firm's automated order entry system. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary, including through UBS Financial Services Inc.'s automated order entry system). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

UBS Global Asset Management
14

Tax information

The dividends and distributions you receive from the fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
15

UBS Money Series

More information about the funds

Additional information about the investment objectives

Each fund's investment objective may not be changed without shareholder approval.

Additional information about investment strategies

UBS Select Prime Institutional Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which may include short-term obligations of the US government and its instrumentalities; repurchase agreements; obligations of issuers in the financial services group of industries; and commercial paper, other corporate obligations and asset-backed securities.

UBS Select Prime Institutional Fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries. UBS Select Prime Institutional Fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure.

UBS Select Treasury Institutional Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. While under normal circumstances UBS Select Treasury Institutional Fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements, under unusual circumstances, the fund may invest a limited portion of its assets in other types of money market instruments, such as those in which UBS Select Prime Institutional Fund might invest.

UBS Select Tax-Free Institutional Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality, municipal money market investments. Under normal circumstances, UBS Select Tax-Free Institutional Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax.

UBS Select Treasury Institutional Fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, UBS Select Treasury Institutional Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

UBS Select Tax-Free Institutional Fund's 80% policy is a "fundamental policy." This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

Like all money market funds, each of the funds is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. Each of the funds' investment strategies are designed to comply with these requirements. Each of the funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy

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or sell money market instruments to take advantage of yield differences.

Each of the funds may invest to a limited extent in shares of similar money market funds.

Each of the funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

Additional information about principal risks

The main risks of investing in the funds are described below. As indicated below, not all of these risks apply to each fund. The fund(s) to which the main risks apply are noted below.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk (All funds). Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund's ability to maintain a $1.00 share price.

Concentration risk (UBS Select Prime Institutional Fund). UBS Select Prime Institutional Fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. As a result, UBS Select Prime Institutional Fund's performance will be significantly impacted, both positively and negatively, by developments in the financial services sector, and the fund will be more susceptible to such developments than other funds that do not concentrate their investments.

Financial services sector risk (UBS Select Prime Institutional Fund). Investments of UBS Select Prime Institutional Fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services sector by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated by governmental entities and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

Foreign investing risk (UBS Select Prime Institutional Fund). UBS Select Prime Institutional Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

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US Government securities risk (UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund). Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk (All funds). The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Liquidity risk (All funds). The funds' investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk (All funds). There is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results. The investment advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund.

Municipal securities risk (UBS Select Tax-Free Institutional Fund). Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market, including litigation, the strength of the local or national economy, the issuer's ability to raise revenues through tax or other means, the bankruptcy of the issuer affecting the rights of municipal securities holders and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. In particular, the municipal securities market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a fund's dividends. Similarly, reductions in tax rates may make municipal securities less attractive in comparison to taxable securities. Legislatures

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also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of the municipal securities held by a fund to fall and might adversely affect the tax-exempt status of a fund's investments or of the dividends that a fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

Additional risks

Political risk (UBS Select Tax-Free Institutional Fund). With respect to UBS Select Tax-Free Institutional Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund's dividends. In addition, changes to policies regarding the funding of municipalities by local, state or federal governments could adversely affect the value of such municipal securities held by the fund. These developments could also cause the value of a fund's municipal money market instruments to fall.

Regulatory risk (All funds). The US Securities and Exchange Commission ("SEC") continues to review the regulation of money market funds and may propose further changes to the rules that govern each fund's operations. Legislative developments may also affect the funds. These changes and developments may affect the investment strategies, performance, yield and operating expenses of each fund.

Securities lending risk (All funds). Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although a fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to a fund. In addition, in the event of bankruptcy of the borrower, a fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the funds' lending agent.

Structured security risk (UBS Select Prime Institutional Fund and UBS Select Tax-Free Institutional Fund). UBS Select Prime Institutional Fund and UBS Select Tax-Free Institutional Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Defensive positions for UBS Select Tax-Free Institutional Fund. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the

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fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund's investment objective during the periods that they are held and may entail additional risks (such as those to which UBS Select Prime Institutional Fund is subject).

Other defensive positioning (All funds). During adverse market conditions or when UBS Global AM believes there is an insufficient supply of appropriate money market securities in which to invest, a fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a fund may not be able to fully pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

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Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.'s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning "UBS Financial Services Inc.: automated purchasing accounts" on page 26 of this prospectus.

Buying shares

The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may also buy fund shares directly by calling the funds' transfer agent, BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund's transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Institutional Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Institutional Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Institutional Fund and

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UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Institutional Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern Time).) Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2011 and for 2012. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the funds' transfer agent if your shares are held in "street name," as described above in "Buying shares." A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Institutional Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Prime Institutional Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004.

UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM (US) reserves the right to reject your purchase order to add to the account

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unless the account balance will be at least $1,000,000 after that purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in "street name," as described above in "Buying shares." For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund's transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds' transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Institutional Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Institutional Fund received after that time will not be in good form). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying shares," each fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Institutional Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal

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Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares) or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You may exchange shares of a fund for shares of the other funds.

The minimum noted above in "Buying shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Institutional Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

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The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund's transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund's transfer agent. If you transfer your shares to the fund's transfer agent, the fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to

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open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a "Direct Purchasing Account") or can be entered through that firm's order entry system (an "Automated Purchasing Account"). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under "Managing your fund account."

Buying shares

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the funds' transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Institutional Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time); however, such orders cannot be entered through UBS Financial Services Inc.'s order entry system, but must be made by a Financial Advisor directly with the fund by calling the fund's transfer agent at 1-888-547 FUND and speaking with a representative. For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern

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time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Institutional Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2011 and for 2012. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Institutional Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Prime Institutional Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Selling shares

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund's transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds' transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Institutional Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Institutional Fund received after that time will not be in good form). For UBS Select Prime

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Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying shares," a fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund for shares of the other funds.

The minimum noted above in "Buying shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Institutional Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund. Exchange orders received after those times will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new

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securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund's transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund's transfer agent. If you transfer your shares to the fund's transfer agent, the fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing

Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term

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UBS Money Series

investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds' prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund normally values its securities at their amortized cost, and each feeder fund buys the corresponding master fund's interests at the master fund's net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund is normally determined four times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:30 p.m. (Eastern time);

•  5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Institutional Fund is normally determined three times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business

*  However, redemption orders for UBS Select Tax-Free Institutional Fund received after noon (Eastern time) will not be in good form, as described above under "Selling shares."

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UBS Money Series

day even though it normally prices its shares more frequently.

The funds' board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to a fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time a fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

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Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the "Master Funds"), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds' investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2011, UBS Global AM had approximately $151.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $637.9 billion in assets under management worldwide as of June 30, 2011. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services group of industries.

Advisory and administration fees

UBS Global AM's contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM's contract fee for the administrative services it provides to each feeder fund is 0.08% of each feeder fund's average daily net assets.

In exchange for these fees, UBS Global AM has agreed to bear all of the funds' expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund's average daily net assets.

UBS Global AM received an effective fee of 0.14%, 0.17% and 0.18% of the average daily net assets of each of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund, respectively, for its services in the funds' last full fiscal year (includes fees allocated from related master fund). The effective fees for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund reflect voluntary waivers.

UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive a portion of its fees. Waivers may impact a fund's performance. With respect to UBS Select Prime Institutional Fund, UBS Global AM will voluntarily waive 0.01% of its management fees until September 30, 2011. As a result, the total ordinary annual fund operating

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expenses for this fund will be reduced to 0.17% through September 30, 2011 (unless the waiver is further extended at either this or a different rate).

A discussion regarding the basis for the board's approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the funds' semiannual report to shareholders for the fiscal period ended October 31, 2010.

Master-feeder structure. UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund are "feeder funds" that invest all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund's expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund's Trustees to withdraw the feeder fund's assets from the master fund if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the feeder fund's assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information

To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

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Dividends and taxes

Dividends

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Institutional Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Institutional Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Institutional Fund are generally subject to any applicable state taxes.

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The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Institutional Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Institutional Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% (currently scheduled to increase to 31% after 2012) federal tax on all dividends payable to you

•  if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•  if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds' SAI.

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Disclosure of portfolio holdings

Each fund is a "feeder fund" that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. The semiannual and annual reports for each fund will be posted on the fund's web site at www.ubs.com/usmoneymarketfundsholdings.

Each fund will disclose on UBS Global AM's Web site, within five business days after the end of each month: (i) a complete schedule of the related master fund's portfolio holdings and information regarding the weighted average maturity of such master fund, and (ii) an update for the funds showing additional portfolio characteristics such as exposure to European banks and their affiliates broken down by country and related weighted average life or weighted average maturity information by such country holdings. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, each fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. Each fund's Forms N-MFP will be available on the SEC's Web site, on a delayed basis; UBS Global AM's Web site will also contain a link to these filings, which will become publicly available two months after filing with the SEC.

Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Institutional Fund invests is available on a weekly basis. (The abbreviated weekly portfolio holdings report contains less information about each holding.) This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/1/e/globalam/Americas/globalamus/globalamusinsti/insti_money_market_funds/ insti_select_prime_funds.html. Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. The weekly information will be posted to the Web site at least one day prior to other public dissemination.

The weekly portfolio holdings information postings will continue to remain available on the Web site, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the Web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Weekly portfolio holdings information for periods ended April 30th could be removed from the Web site once the annual report is filed, but not until then.)

Please consult the funds' SAI for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

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Financial highlights

The following financial highlights tables are intended to help you understand the financial performance for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund for the past 5 years, and for UBS Select Tax-Free Institutional Fund since it commenced operations on August 28, 2007. For the periods through August 27, 2007, these are the financial highlights of those funds prior to their conversion to feeder funds.

Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report appears in the Annual Report to Shareholders of the funds. You may obtain copies of the funds' Annual Report without charge by calling 1-888-547 FUND.

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UBS Select Prime Institutional Fund

Financial highlights (continued)

	For the years ended April 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.002	0.019	0.046	0.051
Dividends from net investment income	(0.002)	(0.002)	(0.019)	(0.046)	(0.051)
Distributions from net realized gains	(0.000)[1]	—	—	—	—
Total dividends and distributions	(0.002)	(0.002)	(0.019)	(0.046)	(0.051)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.17%	0.18%	1.94%	4.66%	5.25%
Ratios to average net assets:
Expenses before fee waiver by advisor/administrator	0.18%[3]	0.19%[3]	0.20%[3]	0.18%[3]	0.18%
Expenses after fee waiver by advisor/administrator	0.14%[3]	0.18%[3]	0.20%[3]	0.18%[3]	0.18%
Net investment income	0.17%[3]	0.19%[3]	1.87%[3]	4.47%[3]	5.14%
Supplemental data:
Net assets, end of year (000's)	$9,864,015	$9,833,173	$14,448,140	$12,969,050	$9,272,239

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

3  Ratios include the fund's share of income and expenses allocated from the master fund.

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UBS Select Treasury Institutional Fund

Financial highlights (continued)

	For the years ended April 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.009	0.038	0.050
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.009)	(0.038)	(0.050)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.009)	(0.038)	(0.050)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.04%	0.86%	3.85%	5.11%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator	0.18%[3]	0.20%[3]	0.20%[3]	0.18%[3]	0.18%
Expenses after fee waivers by advisor/administrator	0.17%[3]	0.18%[3]	0.20%[3]	0.18%[3]	0.18%
Net investment income	0.02%[3]	0.04%[3]	0.69%[3]	3.14%[3]	5.02%
Supplemental data:
Net assets, end of year (000's)	$3,276,720	$4,734,438	$7,669,190	$5,604,307	$951,408

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

3  Ratios include the fund's share of income and expenses allocated from the master fund.

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UBS Select Tax-Free Institutional Fund

Financial highlights (concluded)

	For the years ended April 30,			For the period August 28, 2007[1]
	2011	2010	2009	to April 30, 2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.001	0.013	0.019
Dividends from net investment income	(0.001)	(0.001)	(0.013)	(0.019)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.001)	(0.001)	(0.013)	(0.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.10%	0.11%	1.30%	1.96%
Ratios to average net assets:
Expenses before fee waivers by administrator[4]	0.18%	0.21%	0.21%	0.18%[5]
Expenses after fee waivers by administrator[4]	0.18%	0.20%	0.15%	0.08%[5]
Net investment income[4]	0.10%	0.11%	1.33%	2.61%[5]
Supplemental data:
Net assets, end of period (000's)	$1,005,321	$1,293,683	$2,398,608	$2,574,640

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

4  Ratios include the fund's share of income and expenses allocated from the master fund.

5  Annualized.

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE") and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Institutional Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2012 are listed below.

Holidays (observed)	Early close
Labor Day (September 5, 2011)	—

Columbus Day (October 10, 2011)	—

Veterans Day (November 11, 2011)	—

Thanksgiving Day (November 24, 2011)	November 25, 2011

Christmas Day (December 26, 2011)	December 23, 2011

New Year's Day (January 2, 2012)	December 30, 2011

Martin Luther King Day (January 16, 2012)	—

Presidents Day (February 20, 2012)	—

Good Friday (April 6, 2012)	April 6, 2012

Memorial Day (May 28, 2012)	May 25, 2012

Independence Day (July 4, 2012)	—

Labor Day (September 3, 2012)	—

Columbus Day (October 8, 2012)	—

Veterans Day (November 12, 2012)	—

Thanksgiving Day (November 22, 2012)	November 23, 2012

Christmas Day (December 25, 2012)	December 24, 2012

December 31, 2012

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If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports

Additional information about each fund's investments is available in the funds' annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. The funds' annual and semiannual reports and their SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the funds and make shareholder inquiries via the telephone number above.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520; or

•  Free, from the EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

UBS Money Series

—UBS Select Prime Institutional Fund

—UBS Select Treasury Institutional Fund

—UBS Select Tax-Free Institutional Fund

Investment Company Act File No. 811-08767

©2011 UBS Global Asset Management (US) Inc.
All rights reserved.
S304

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Select Tax-Free Institutional Fund

Prospectus

August 28, 2011

Money Market Funds

Prospectus

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

UBS Select Tax-Free Preferred Fund

Prospectus

August 28, 2011

Ticker symbols:

UBS Select Prime Preferred Fund  SPPXX

UBS Select Treasury Preferred Fund  STPXX

UBS Select Tax-Free Preferred Fund  SFPXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Money Series

Contents

The funds

What every investor should know about the funds

Fund summaries

UBS Select Prime Preferred Fund	1

UBS Select Treasury Preferred Fund	6

UBS Select Tax-Free Preferred Fund	11

More information about the funds	16

Your investment

Information for managing your fund account

Managing your fund account	21

—Buying shares —Selling shares —Exchanging shares —Transfer of account limitations —Additional information about your account —Market timing —Pricing and valuation

Additional information

Additional important information about the funds

Management	32

Dividends and taxes	34

Disclosure of portfolio holdings	36

Financial highlights	38

Appendix A: Additional information regarding

purchases and redemptions	A-1

Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Preferred Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses**	None
Total annual fund operating expenses	0.18
Fee waiver†	0.04
Total annual fund operating expenses after fee waiver†	0.14

*  The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.

**  "Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

†  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2012, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

UBS Global Asset Management

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Select Prime Preferred Fund	$14	$54	$97	$226

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•  short-term obligations of the US government and its agencies and instrumentalities;

•  repurchase agreements;

•  obligations of issuers in the financial services group of industries; and

•  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

UBS Global Asset Management

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.09%
Best quarter during years shown: 1st quarter, 2008: 0.95%
Worst quarter during years shown: 1st quarter, 2010: 0.04%

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

UBS Global Asset Management

Average annual total returns (for the periods ended December 31, 2010)

One year	0.19%
Life of fund (inception date 8/28/07)	1.58%

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. This includes the ability to buy fund shares through a UBS Financial Services Inc. Financial Advisor using that firm's automated order entry system. The minimum investment level for initial purchases generally is $99,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary, including through UBS Financial Services Inc.'s automated order entry system). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

UBS Select Treasury Preferred Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses**	None
Total annual fund operating expenses	0.18
Fee waiver†	0.04
Total annual fund operating expenses after fee waiver†	0.14

*  The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

**  "Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

†  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2012, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

UBS Global Asset Management

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Select Treasury Preferred Fund	$14	$54	$97	$226

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

UBS Global Asset Management

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.01%
Best quarter during years shown: 1st quarter, 2008: 0.62%
Worst quarter during years shown: 1st quarter, 2010: 0.01%

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

UBS Global Asset Management

Average annual total returns (for the periods ended December 31, 2010)

One year	0.06%
Life of fund (inception date 8/28/07)	0.98%

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. This includes the ability to buy fund shares through a UBS Financial Services Inc. Financial Advisor using that firm's automated order entry system. The minimum investment level for initial purchases generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary, including through UBS Financial Services Inc.'s automated order entry system). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

UBS Select Tax-Free Preferred Fund

Fund summary

Investment objective

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses**	None
Total annual fund operating expenses	0.18
Fee waiver†	0.04
Total annual fund operating expenses after fee waiver†	0.14

*  The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.

**  "Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

†  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2012, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

UBS Global Asset Management

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Select Tax-Free Preferred Fund	$14	$54	$97	$226

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global Asset Management

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

UBS Global Asset Management

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.05%
Best quarter during years shown: 1st quarter, 2008: 0.61%
Worst quarter during years shown: 3rd quarter, 2009: 0.03%

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

UBS Global Asset Management

Average annual total returns (for the periods ended December 31, 2010)

One year	0.14%
Life of fund (inception date 8/28/07)	1.06%

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. This includes the ability to buy fund shares through a UBS Financial Services Inc. Financial Advisor using that firm's automated order entry system. The minimum investment level for initial purchases generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary, including through UBS Financial Services Inc.'s automated order entry system). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

UBS Money Series

More information about the funds

Additional information about the investment objectives

Each fund's investment objective may not be changed without shareholder approval.

Additional information about investment strategies

UBS Select Prime Preferred Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which may include short-term obligations of the US government and its instrumentalities; repurchase agreements; obligations of issuers in the financial services group of industries; and commercial paper, other corporate obligations and asset-backed securities.

UBS Select Prime Preferred Fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries. UBS Select Prime Preferred Fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure.

UBS Select Treasury Preferred Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. While under normal circumstances UBS Select Treasury Preferred Fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements, under unusual circumstances, the fund may invest a limited portion of its assets in other types of money market instruments, such as those in which UBS Select Prime Preferred Fund might invest.)

UBS Select Tax-Free Preferred Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality, municipal money market investments. Under normal circumstances, UBS Select Tax-Free Preferred Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax.

UBS Select Treasury Preferred Fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, UBS Select Treasury Preferred Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

UBS Select Tax-Free Preferred Fund's 80% policy is a "fundamental policy." This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

Like all money market funds, each of the funds is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. Each of the funds' investment strategies are designed to comply with these requirements. Each of the funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

UBS Global Asset Management

UBS Money Series

More information about the funds

Each of the funds may invest to a limited extent in shares of similar money market funds.

Each of the funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

Additional information about principal risks

The main risks of investing in the funds are described below. As indicated below, not all of these risks apply to each fund. The fund(s) to which the main risks apply are noted below.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk (All funds). Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund's ability to maintain a $1.00 share price.

Concentration risk (UBS Select Prime Preferred Fund). UBS Select Prime Preferred Fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. As a result, UBS Select Prime Preferred Fund's performance will be significantly impacted, both positively and negatively, by developments in the financial services sector, and the fund will be more susceptible to such developments than other funds that do not concentrate their investments.

Financial services sector risk (UBS Select Prime Preferred Fund). Investments of UBS Select Prime Preferred Fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services sector by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated by governmental entities and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

Foreign investing risk (UBS Select Prime Preferred Fund). UBS Select Prime Preferred Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

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More information about the funds

US Government securities risk (UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund). Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk (All funds). The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Liquidity risk (All funds). The funds' investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk (All funds). There is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results. The investment advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund.

Municipal securities risk (UBS Select Tax-Free Preferred Fund). Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market, including litigation, the strength of the local or national economy, the issuer's ability to raise revenues through tax or other means, the bankruptcy of the issuer affecting the rights of municipal securities holders and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. In particular, the municipal securities market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a fund's dividends. Similarly,

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More information about the funds

reductions in tax rates may make municipal securities less attractive in comparison to taxable securities. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of the municipal securities held by a fund to fall and might adversely affect the tax-exempt status of a fund's investments or of the dividends that a fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

Additional risks

Political risk (UBS Select Tax-Free Preferred Fund). With respect to UBS Select Tax-Free Preferred Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund's dividends. In addition, changes to policies regarding the funding of municipalities by local, state or federal governments could adversely affect the value of such municipal securities held by the fund. These developments could also cause the value of a fund's municipal money market instruments to fall.

Regulatory risk (All funds). The US Securities and Exchange Commission ("SEC") continues to review the regulation of money market funds and may propose further changes to the rules that govern each fund's operations. Legislative developments may also affect the funds. These changes and developments may affect the investment strategies, performance, yield and operating expenses of each fund.

Securities lending risk (All funds). Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although a fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to a fund. In addition, in the event of bankruptcy of the borrower, a fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the funds' lending agent.

Structured security risk (UBS Select Prime Preferred Fund and UBS Select Tax-Free Preferred Fund). UBS Select Prime Preferred Fund and UBS Select Tax-Free Preferred Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Defensive positions for UBS Select Tax-Free Preferred Fund. During adverse market conditions

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More information about the funds

or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund's investment objective during the periods that they are held and may entail additional risks (such as those to which UBS Select Prime Preferred Fund is subject).

Other defensive positioning (All funds). During adverse market conditions or when UBS Global AM believes there is an insufficient supply of appropriate money market securities in which to invest, a fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a fund may not be able to fully pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

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Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.'s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning "UBS Financial Services Inc.: automated purchasing accounts" on page 26 of this prospectus.

Buying shares

The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may also buy fund shares directly by calling the funds' transfer agent, BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund's transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Preferred Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon

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(Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Preferred Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bondmarkets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern Time).) Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2011 and for 2012. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the funds' transfer agent if your shares are held in "street name," as described above in "Buying shares." A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund generally is $99,000,000. The minimum investment level for initial purchases of UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund generally is $50,000,000.

Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level.

UBS Global AM (US) may waive these minimums under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

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Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in "street name," as described above in "Buying shares." For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund's transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds' transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Preferred Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Preferred Fund received after that time will not be in good form). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying shares," each fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Preferred Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the

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transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You may exchange shares of a fund for shares of the other funds.

The minimums noted above in "Buying shares" do not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Preferred Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

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Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund's transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund's transfer agent. If you transfer your shares to the fund's transfer agent, the fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct

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Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a "Direct Purchasing Account") or can be entered through that firm's order entry system (an "Automated Purchasing Account"). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under "Managing your fund account."

Buying shares

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the funds' transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time); however, such orders cannot be entered through UBS Financial Services Inc.'s order entry system, but must be made by a Financial Advisor directly with the fund by calling the fund's transfer agent at 1-888-547 FUND and speaking with a representative. For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the

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transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Preferred Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2011 and for 2012. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund generally is $99,000,000. The minimum investment level for initial purchases of UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Selling shares

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund's transfer agent prior to the deadlines set forth in the paragraph below.

Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds' transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Preferred Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Preferred Fund received after that time will not be in good form). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

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As noted above under "Buying shares," a fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund for shares of the other funds.

The minimums noted above in "Buying shares" do not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Preferred Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund. Exchange orders received after those times will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund's transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the

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fund's transfer agent. If you transfer your shares to the fund's transfer agent, the fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing

Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading

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practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds' prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund normally values its securities at their amortized cost, and each feeder fund buys the corresponding master fund's interests at the master fund's net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund is normally determined four times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:30 p.m. (Eastern time);

•  5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Preferred Fund is normally determined three times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

The funds' board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to a fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring;

*  However, redemption orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) will not be in good form, as described above under "Selling shares."

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fixed-income securities that have gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time a fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

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Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the "Master Funds"), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds' investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2011, UBS Global AM had approximately $151.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $637.9 billion in assets under management worldwide as of June 30, 2011. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services group of industries.

Advisory and administration fees

UBS Global AM's contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM's contract fee for the administrative services it provides to each feeder fund is 0.08% of each feeder fund's average daily net assets.

In exchange for these fees, UBS Global AM has agreed to bear all of the funds' expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund's average daily net assets.

UBS Global AM received an effective fee of 0.10%, 0.14% and 0.14% of the average daily net assets of each of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund, respectively, for its services in the funds' last fiscal year (includes fees allocated from related master fund). These fees reflect fee waivers pursuant to a fee waiver agreement (as well as additional voluntary fee waivers in the case of UBS Select Prime Preferred Fund).

UBS Global AM may further voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive a portion of its fees. Waivers may impact a fund's performance. With respect to UBS Select Prime Preferred Fund, UBS Global AM will voluntarily waive an extra 0.01% of its administrative fees until September 30, 2011 (unless further extended).

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As a result, the total ordinary annual fund operating expenses for this fund will be reduced to 0.13% through September 30, 2011, at which point such expenses will increase to 0.14% effective October 1, 2011 (unless the waiver is further extended, at either this or a different rate).

A discussion regarding the basis for the board's approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the funds' semiannual report to shareholders for the fiscal period ended October 31, 2010.

Master-feeder structure. UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund are "feeder funds" that invest all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund's expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund's Trustees to withdraw the feeder fund's assets from the master fund if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the feeder fund's assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information

To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

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Dividends and taxes

Dividends

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Preferred Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Preferred Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Preferred Fund are generally subject to any applicable state taxes.

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The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Preferred Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Preferred Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% (currently scheduled to increase to 31% after 2012) federal tax on all dividends payable to you

•  if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•  if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds' SAI.

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Disclosure of portfolio holdings

Each fund is a "feeder fund" that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. The semiannual and annual reports for each fund will be posted on the fund's Web site at www.ubs.com/usmoneymarketfundsholdings.

Each fund will disclose on UBS Global AM's Web site, within five business days after the end of each month: (i) a complete schedule of the related master fund's portfolio holdings and information regarding the weighted average maturity of such master fund, and (ii) an update for the funds showing additional portfolio characteristics such as exposure to European banks and their affiliates broken down by country and related weighted average life or weighted average maturity information by such country holdings. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, each fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. Each fund's Forms N-MFP will be available on the SEC's Web site, on a delayed basis; UBS Global AM's Web site will also contain a link to these filings, which will become publicly available two months after filing with the SEC.

Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Preferred Fund invests is available on a weekly basis. (The abbreviated weekly portfolio holdings report contains less information about each holding.) This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/1/e/ globalam/Americas/globalamus/globalamusinsti/insti_money_market_funds/ insti_select_prime_funds.html. Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. The weekly information will be posted to the Web site at least one day prior to other public dissemination.

The weekly portfolio holdings information postings will continue to remain available on the Web site, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the Web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Weekly portfolio holdings information for periods ended April 30th could be removed from the Web site once the annual report is filed, but not until then.)

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Please consult the funds' SAI for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

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Financial highlights

The following financial highlights tables are intended to help you understand the financial performance for the funds since they commenced operations on August 28, 2007.

Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report appears in the Annual Report to Shareholders of the funds. You may obtain copies of the funds' Annual Report without charge by calling 1-888-547 FUND.

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UBS Select Prime Preferred Fund

Financial highlights (continued)

	For the years ended April 30,			For the period August 28, 2007[1]
	2011	2010	2009	to April 30, 2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.002	0.020	0.029
Dividends from net investment income	(0.002)	(0.002)	(0.020)	(0.029)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—	—
Total dividends and distributions	(0.002)	(0.002)	(0.020)	(0.029)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.21%	0.23%	1.99%	2.96%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%	0.18%	0.19%	0.18%[5]
Expenses after fee waivers by advisor/administrator[4]	0.10%	0.12%	0.15%	0.14%[5]
Net investment income[4]	0.21%	0.20%	1.64%	3.95%[5]
Supplemental data:
Net assets, end of period (000's)	$17,186,912	$9,898,666	$3,638,214	$947,468

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

4  Ratios include the fund's share of income and expenses allocated from the master fund.

5  Annualized.

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UBS Select Treasury Preferred Fund

Financial highlights (continued)

	For the years ended April 30,			For the period August 28, 2007[1]
	2011	2010	2009	to April 30, 2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.001	0.009	0.022
Dividends from net investment income	(0.001)	(0.001)	(0.009)	(0.022)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.001)	(0.001)	(0.009)	(0.022)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.05%	0.07%	0.91%	2.27%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%	0.19%	0.20%	0.18%[5]
Expenses after fee waivers by advisor/administrator[4]	0.14%	0.15%	0.16%	0.14%[5]
Net investment income[4]	0.05%	0.07%	0.67%	2.72%[5]
Supplemental data:
Net assets, end of period (000's)	$2,643,494	$2,322,206	$2,838,489	$1,095,975

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

4  Ratios include the fund's share of income and expenses allocated from the master fund.

5  Annualized.

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UBS Select Tax-Free Preferred Fund

Financial highlights (concluded)

	For the years ended April 30,			For the period August 28, 2007[1]
	2011	2010	2009	to April 30, 2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.001	0.010	0.020
Dividends from net investment income	(0.001)	(0.001)	(0.010)	(0.020)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.001)	(0.001)	(0.010)	(0.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.14%	0.14%	1.31%	1.99%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%	0.20%	0.22%	0.08%[5]
Expenses after fee waivers by advisor/administrator[4]	0.14%	0.15%	0.13%	0.04%[5]
Net investment income[4]	0.14%	0.13%	1.32%	3.05%[5]
Supplemental data:
Net assets, end of period (000's)	$438,263	$576,206	$260,566	$63,623

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

4  Ratios include the fund's share of income and expenses allocated from the master fund.

5  Annualized.

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE") and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Preferred Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2012 are listed below.

Holidays (observed)	Early close
Labor Day (September 5, 2011)	—

Columbus Day (October 10, 2011)	—

Veterans Day (November 11, 2011)	—

Thanksgiving Day (November 24, 2011)	November 25, 2011

Christmas Day (December 26, 2011)	December 23, 2011

New Year's Day (January 2, 2012)	December 30, 2011

Martin Luther King Day (January 16, 2012)	—

Presidents Day (February 20, 2012)	—

Good Friday (April 6, 2012)	April 6, 2012

Memorial Day (May 28, 2012)	May 25, 2012

Independence Day (July 4, 2012)	—

Labor Day (September 3, 2012)	—

Columbus Day (October 8, 2012)	—

Veterans Day (November 12, 2012)	—

Thanksgiving Day (November 22, 2012)	November 23, 2012

Christmas Day (December 25, 2012)	December 24, 2012

December 31, 2012

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A-1

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports

Additional information about each fund's investments is available in the fund's annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. The funds' annual and semiannual reports and their SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholding. You may also request other information about the funds and make shareholder inquiries via the telephone number above.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520; or

•  Free, from the EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

UBS Money Series

—UBS Select Prime Preferred Fund

—UBS Select Treasury Preferred Fund

—UBS Select Tax-Free Preferred Fund

Investment Company Act File No. 811-08767

©2011 UBS Global Asset Management (US) Inc.
All rights reserved.
S030

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

UBS Select Tax-Free Preferred Fund

Prospectus

August 28, 2011